REVENUE, SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION

The following tables present the Company’s segment information for the year ended March 31, 2026:

	HK	Others	Internal Elimination	Total
	USD	USD	USD	USD
Revenue	8,935,021	-	-	8,935,021
Cost of sales	(10,856,424)	-	-	(10,856,424)
Gross loss	(1,921,403)	-	-	(1,921,403)
General and administrative expenses	(4,059,674)	(7,748,600)	-	(11,808,274)
Loss from operations	(6,014,724)	(7,714,953)		(13,729,677)

Segment assets	7,036,916	13,466,885	(1,118,062)	19,385,739
Long-lived assets	2,459,110	-	-	2,459,110

SCHEDULE OF REVENUE AND COST BY MAJOR REVENUE TYPE

The following table presents revenue by major revenue type for the years ended March 31, 2026 and 2025 and 2024, respectively:

	Year ended March 31,
	2024	2025	2026
	USD	USD	USD

Soil and rock transportation	8,436,223	10,668,170	7,075,782
Miscellaneous construction works	5,028,207	8,607,503	1,859,239
Total	13,464,430	19,275,673	8,935,021

The following table presents cost by major revenue type for the years ended March 31, 2026 and 2025 and 2024, respectively:

	Year ended March 31,
	2024	2025	2026
	USD	USD	USD

Soil and rock transportation	6,888,147	9,897,110	8,351,402
Miscellaneous construction works	3,807,679	7,698,898	2,505,022
Total	10,695,826	17,596,008	10,856,424